Stock-Based Compensation	9 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Stock-Based Compensation

Note 10 - Stock-Based Compensation

Aeries Employees Stock Option Plan, 2020

On August 1, 2020, ATGBA’s board of directors approved and executed the Aeries Employees Stock Option Plan (“ESOP”), which was subsequently amended on July 22, 2022. Under ESOP, the Company has authorized to grant up to 59,900 options to eligible employees in one or more tranches. The Company granted 59,900 options to eligible employees during the year ended March 31, 2023.

The options issued under the ESOP generally are subject to service conditions. The service condition is typically one year. The stock-based compensation expense is recognized in the condensed consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period.

The following table summarizes the ESOP stock option activity for the nine months ended December 31, 2023:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	59,900	$-	-	$-
Options granted	-	$-	-	$-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at December 31, 2023	59,900	$0.12	4.56	$4,739

Vested and exercisable at December 31, 2023	59,900	$0.12	4.56	$4,739

Aeries Management Stock Option Plan, 2019

On September 23, 2019, ATGBA’s board of directors approved and executed the Aeries Management Stock Option Plan 2019 (“MSOP”), which was subsequently amended on December 31, 2022. Under MSOP, ATGBA has authorized to grant up to 295,565 options to eligible employees in one or more tranches.

The options issued under the MSOP generally are subject to both service and performance conditions. The service condition is typically one year, and the performance conditions are based on the condensed consolidated revenue and adjusted profit before tax of Aeries Technology Group Business Accelerators Pvt Ltd. The stock-based compensation expense is recognized in the condensed consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period if it is probable that the performance target will be achieved.

The following table summarizes the MSOP stock option activity for the nine months ended December 31, 2023:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at December 31, 2023	295,565	$0.12	1.92	$23,385

Vested and exercisable at December 31, 2023	295,565	$0.12	1.92	$23,385

The Company uses the BSM option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. The grant date fair value of the Company’s stock options granted to employees were estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%

During the nine months ended December 31, 2023 and 2022, the Company recorded stock-based compensation expense of $1,626 and $2,482 within “Selling, general & administrative expenses” in the Condensed Consolidated statements of operations, respectively.

During the three months ended December 31, 2023 and 2022, the Company recorded stock-based compensation expense of $0 and $1,425 within “Selling, general & administrative expenses” in the Condensed Consolidated statements of operations, respectively.

There were no amounts capitalized as part of internal-use software under development for the three and nine months ended December 31, 2023 and 2022.

As of December 31, 2023, there was no unrecognized stock-based compensation cost. As of December 31, 2022, the total remaining unrecognized stock-based compensation cost was $3,050.

Aeries Technology, Inc. 2023 Equity Incentive Plan

The board of directors of ATI approved the Aeries Technology, Inc. 2023 Equity Incentive Plan (the “Plan”) on March 11, 2023, subject to approval by ATI’s shareholders’. The Plan was approved by ATI’s shareholders’, on November 2, 2023 and the Plan became effective upon the consummation of the Business Combination. The maximum number of ATI Class A ordinary shares that may be issued under the Plan may not exceed 9,031,027 ATI Class A ordinary shares, subject to certain adjustments set forth in the Plan. No awards have yet been granted under this Plan.